Cover	Mar. 22, 2024
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 22, 2024
Entity File Number	000-56190
Entity Registrant Name	DEEP GREEN WASTE & RECYCLING, INC.
Entity Central Index Key	0001637866
Entity Tax Identification Number	30-1035174
Entity Incorporation, State or Country Code	WY
Entity Address, Address Line One	260 Edwards Plz
Entity Address, Address Line Two	#21266
Entity Address, City or Town	Saint Simons Island
Entity Address, State or Province	GA
Entity Address, Postal Zip Code	31522
City Area Code	(833)
Local Phone Number	304-7336
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	DGWR
Entity Emerging Growth Company	false